Five-Year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 1,461	€ 1,653
Aegon Ltd. [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	680	770
Long-term borrowings	740	781
Aegon Ltd. [member] | Remaining terms less than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms 1 - 2 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms 2 - 3 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms 3 - 4 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms 4 - 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms longer than 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	680	770
Long-term borrowings	€ 740	€ 781